Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted Average Duration Of Defined Benefit Obligations	11 years 6 months
Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 49.8
Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	46.9
Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	45.2
Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	43.2
Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	43.1
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 222.1
North America [member]
Disclosure of defined benefit plans [line items]
Weighted Average Duration Of Defined Benefit Obligations	9 years 7 months 6 days
North America [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 24.4
North America [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	24.7
North America [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	21.9
North America [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	21.1
North America [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	19.1
North America [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 94.1
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted Average Duration Of Defined Benefit Obligations	13 years 9 months 18 days
United Kingdom [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 15.1
United Kingdom [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.8
United Kingdom [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.5
United Kingdom [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.2
United Kingdom [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	14.0
United Kingdom [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 70.1
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Weighted Average Duration Of Defined Benefit Obligations	12 years 9 months 18 days
Western Continental Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.8
Western Continental Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.2
Western Continental Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.1
Western Continental Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.8
Western Continental Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.2
Western Continental Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 34.3
Other [member]
Disclosure of defined benefit plans [line items]
Weighted Average Duration Of Defined Benefit Obligations	6 years 9 months 18 days	[1]
Other [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 4.5	[1]
Other [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.2	[1]
Other [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.7	[1]
Other [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.1	[1]
Other [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.8	[1]
Other [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 23.6	[1]

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.